Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended						3 Months Ended	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2013 Contract Logistics and Distribution [Member]	Jan. 31, 2012 Contract Logistics and Distribution [Member]	Jan. 31, 2011 Contract Logistics and Distribution [Member]	Jan. 31, 2012 Contract Logistics and Distribution [Member] Client relationships [Member]	Jan. 31, 2013 Contract Logistics and Distribution [Member] Client relationships [Member]	Jan. 31, 2013 Contract Logistics and Distribution [Member] Goodwill [Member]
Goodwill [Line Items]
Goodwill impairment charge	$ 93,008			$ 93,008					$ 93,008
Income tax reconciliation non deductible goodwill impairment loss	3,177							460	2,717
Accumulated goodwill impairment charge	193,502	100,494
Impairment charge	1,643	5,178		1,643	5,178		5,178	1,643
Tax impact of intangible asset impairment							1,791
Amortization of intangible assets	12,262	15,761	14,718	5,986	8,943	9,681
Intangible assets not subject to amortization	916	913
Accumulated impairment charge related to indefinite-life intangible assets	$ 3,709	$ 3,709